Cover	Oct. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2025
Entity File Number	001-38751
Entity Registrant Name	LUNAI BIOWORKS, INC.
Entity Central Index Key	0001527728
Entity Tax Identification Number	45-2259340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2080 Century Park East
Entity Address, Address Line Two	Suite 906
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(305)
Local Phone Number	918-1980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LNAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false